SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 JPY (¥) Segment	Sep. 30, 2024 JPY (¥)	Sep. 30, 2023 JPY (¥)	Oct. 01, 2023 JPY (¥)
SignificantAccountingPoliciesLineItems [Line Items]
Accounts payable	¥ 0	¥ 0	¥ 0
Revenues	¥ 544,690,000	784,403,000	559,521,000
Number of operating segment | Segment	1
Accounts receivable				¥ 211,400,000
Allowance for accounts receivable	¥ 0	0
Advance payments	67,742,000	14,413,000
Deferred IPO costs		205,749,000
Research and development costs	26,200,000	49,000,000.0	75,600,000
Advertising costs	12,500,000	7,900,000	10,300,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Revenues	119,300,000	207,800,000	205,800,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Revenues	118,200,000	123,000,000.0	80,700,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Revenues	¥ 89,700,000	85,400,000	65,800,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | 4 Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Revenues		¥ 78,100,000	¥ 60,000,000.0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Concentration risk percentage	44.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 4 Customers [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Concentration risk percentage		68.00%	81.00%
JAPAN
SignificantAccountingPoliciesLineItems [Line Items]
Cash DICJ insured amount	¥ 10,000,000